Summary Information of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at January 1, 2014	882,416
Number of Options, Granted	55,981
Number of Options, Granted-Replacement Options	821,282
Number of Options, Exercised	(697,154)
Number of Options, Terminated	(8,090)
Number of Options, Outstanding at December 31, 2014	1,054,435	882,416
Number of Options, Exercisable at December 31, 2014	906,719
Weighted-Average Exercise Price, Outstanding at January 1, 2014	$ 102.74
Weighted-Average Exercise Price, Granted	$ 121.00	$ 108.24	$ 69.12
Weighted-Average Exercise Price, Granted-Replacement Options	$ 56.66
Weighted-Average Exercise Price, Exercised	$ 59.98
Weighted-Average Exercise Price, Terminated	$ 45.12
Weighted-Average Exercise Price, Outstanding at December 31, 2014	$ 96.53	$ 102.74
Weighted-Average Exercise Price, Exercisable at December 31, 2014	$ 95.67
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2014	3 years 6 months
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2014	2 years 9 months 18 days